Expense Example - FidelityConservativeIncomeBondFund-RetailPRO - FidelityConservativeIncomeBondFund-RetailPRO - Fidelity Conservative Income Bond Fund - Fidelity Conservative Income Bond Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 26
3 years	90
5 years	162
10 years	$ 374